Cash and Cash Equivalents and Financial Investments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Financial Investments and Hedge Derivative Financial Instruments [Abstract]
Cash and bank deposits in local currency	R$ 317,907	R$ 285,306
Cash and bank deposits in foreign currency	16,640	119,775
Fixed-income securities in local currency	1,943,164	2,241,852
Fixed-income securities in foreign currency	2,363	14,561
Total cash and cash equivalents	R$ 2,280,074	R$ 2,661,494